Federated Hermes Kaufmann Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—89.1%
		Communication Services—1.2%
145,000		Activision Blizzard, Inc.	$13,195,000
729,820	[1,2]	Playtika Holding Corp.	21,266,955
1,348,000	[1]	ZoomInfo Technologies, Inc.	64,717,480
		TOTAL	99,179,435
		Consumer Discretionary—7.3%
40,000	[1,2]	Airbnb, Inc.	7,345,200
161,100	[1]	Alibaba Group Holding Ltd., ADR	40,892,013
23,450	[1]	Amazon.com, Inc.	75,185,390
330,500	[1,2]	Blink Charging Co.	16,336,615
45,700	[1]	Bright Horizons Family Solutions, Inc.	6,945,029
200,000	[1]	DraftKings, Inc.	10,822,000
127,000	[1]	Etsy, Inc.	25,284,430
974,000	[1]	Fisker, Inc.	14,639,220
750,000	[1]	Floor & Decor Holdings, Inc.	69,052,500
72,800	[1]	GrubHub, Inc.	5,479,656
71,400		Home Depot, Inc.	19,336,548
150,000	[1]	Just Eat Takeaway	17,209,138
637,300		Las Vegas Sands Corp.	30,647,757
128,503	[1]	Lululemon Athletica, Inc.	42,236,366
10,000	[1]	Mercadolibre, Inc.	17,795,100
575,000		Moncler S.p.A	32,482,178
24,740,000		NagaCorp Ltd.	28,520,777
300,000	[1]	Planet Fitness, Inc.	21,600,000
30,000		Vail Resorts, Inc.	7,978,800
600,100		Wingstop, Inc.	90,045,005
520,000	[1]	YETI Holdings, Inc.	34,226,400
		TOTAL	614,060,122
		Consumer Staples—0.5%
19,600		Costco Wholesale Corp.	6,907,628
127,780	[1]	Freshpet, Inc.	17,801,032
300,000	[1]	Grocery Outlet Holding Corp.	12,807,000
		TOTAL	37,515,660
		Energy—1.2%
2,283,500	[2]	New Fortress Energy, Inc.	102,026,780
		Financials—4.8%
840,000		Apollo Global Management LLC	38,589,600
3,445,000		Ashmore Group PLC	21,265,855
85,350		BlackRock, Inc.	59,852,541
1	[1,3,4]	FA Private Equity Fund IV LP	224,731
4,650,000		FinecoBank Banca Fineco SPA	72,604,576
49,500		Goldman Sachs Group, Inc.	13,422,915
1,000,000	[1]	Hamilton Lane Alliance Holdings I, Inc.	10,530,000
775,000		Hamilton Lane, Inc.	58,411,750
725,000		Housing Development Finance Corp. Ltd.	23,919,682
1	[1,3,4]	Infrastructure Fund	0
1,200,000		KKR & Co., Inc.	46,740,000
650,000	[1,2]	Longview Acquisition Corp.	11,992,500

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
35,000	[1]	Markel Corp.	$33,931,800
400,000	[1,2]	Root, Inc.	8,062,000
		TOTAL	399,547,950
		Health Care—37.5%
400,000		Abbott Laboratories	49,436,000
1,131,733	[1]	Akouos, Inc.	18,017,189
1,406,700	[1]	Albireo Pharma, Inc	51,583,689
2,351,170	[1]	Alector, Inc.	39,593,703
500,000	[1]	Alnylam Pharmaceuticals, Inc.	75,240,000
380,712	[1,2]	American Well Corp.	13,481,012
1,266,686	[1]	Amphastar Pharmaceuticals, Inc.	23,028,351
452,000	[1,2]	Annexon, Inc.	9,944,000
1	[3,4]	Apollo Investment Fund V	86,204
1,900,000	[1,2]	Arcturus Therapeutics Holdings, Inc.	137,674,000
1,038,400	[1]	Argenx SE	304,103,759
811,000	[1,2]	Avidity Biosciences LLC	18,555,680
528,500	[1]	Avrobio, Inc.	7,562,835
3,385,000	[1]	Calithera Biosciences, Inc.	9,714,950
870,000	[1]	Catalent, Inc.	100,093,500
4,939,007	[1]	Corcept Therapeutics, Inc.	139,576,338
232,000	[1,2]	CRISPR Therapeutics AG	38,442,400
490,000		Danaher Corp.	116,541,600
296,000	[1]	Dexcom, Inc.	110,955,600
6,065,247	[1,2]	Dynavax Technologies Corp.	38,271,709
284,300	[1,2]	Editas Medicine, Inc.	17,441,805
267,000	[1]	Edwards Lifesciences Corp.	22,048,860
121,800	[1]	Fate Therapeutics, Inc.	11,038,734
770,000	[1,2]	Frequency Therapeutics, Inc.	30,022,300
205,800	[1]	Frequency Therapeutics, Inc.	8,024,142
105,000	[1]	Galapagos NV	10,966,431
4,915,000	[1]	Gamida Cell Ltd.	39,664,050
251,393	[1]	Genmab A/S	100,219,752
576,734	[1]	Genmab A/S, ADR	22,884,805
450,000	[1]	Gossamer Bio, Inc.	4,545,000
475,535	[1]	Gracell Biotechnologies, Inc., ADR	9,853,085
449,330	[1,2]	GW Pharmaceuticals PLC, ADR	68,509,345
482,800	[1]	IDEAYA Biosciences, Inc.	8,487,624
59,300	[1]	IDEXX Laboratories, Inc.	28,385,724
400,000	[1]	Immatics N.V.	4,252,000
340,600	[1,2]	Immatics N.V.	3,620,578
255,000	[1]	Insulet Corp.	68,130,900
146,000	[1]	Intellia Therapeutics, Inc.	9,142,520
24,900	[1]	Intuitive Surgical, Inc.	18,616,236
487,000	[1,2]	Kaleido Biosciences, Inc.	7,280,650
457,898	[1]	Karuna Therapeutics, Inc.	45,437,218
1	[1,3,4]	Latin Healthcare Fund	303,207
917,736	[1,2]	Legend Biotech Corp., ADR	23,191,189
1,358,398	[1]	Merus NV	37,383,113
5,200,000	[1]	Minerva Neurosciences, Inc.	16,588,000
700,000	[1]	Moderna, Inc.	121,212,000
781,736	[1]	Molecular Partners AG	19,135,974
1,056,396	[1]	Orchard Therapeutics PLC, ADR	6,074,277

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
3,000,000	[1]	Otonomy, Inc.	$12,750,000
375,000	[1]	PDS Biotechnology Corp.	1,143,750
250,000	[1]	Repligen Corp.	50,000,000
609,000	[1]	Rezolute, Inc.	9,725,730
1,013,600	[1]	Rhythm Pharmaceuticals, Inc.	31,107,384
120,000	[1]	Sarepta Therapeutics, Inc.	10,728,000
519,749	[1]	Scynexis, Inc.	3,882,525
2,110,000	[1,2]	Seres Therapeutics, Inc.	50,112,500
959,018	[1,3]	Soteira, Inc.	0
445,313	[1,2]	Stoke Therapeutics, Inc.	27,199,718
115,000		Stryker Corp.	25,416,150
361,975	[1]	Surgery Partners, Inc.	13,494,428
850,000	[1]	Tandem Diabetes Care, Inc.	78,752,500
1,000,000	[1]	Translate Bio, Inc.	23,880,000
240,219	[1,2]	TransMedics Group, Inc.	5,472,189
319,674	[1]	Turning Point Therapeutics, Inc.	40,115,890
1,955,500	[1,2]	Ultragenyx Pharmaceutical, Inc.	271,012,745
2,100,000	[1]	UniQure N.V.	74,361,000
600,000	[1]	Veeva Systems, Inc.	165,864,000
879,000	[1]	Zai Lab Ltd., ADR	140,701,530
567,500	[1,2]	Zentalis Pharmaceuticals, LLC	21,774,975
916,000	[1,2]	Zogenix, Inc.	17,367,360
		TOTAL	3,139,224,412
		Industrials—9.3%
1,059,780	[1]	Azek Co., Inc.	42,274,624
1,025,000	[1,2]	Azul S.A., ADR	22,498,750
127,000	[1]	CoStar Group, Inc.	114,263,170
660,000	[1,2]	Dun & Bradstreet Holdings, Inc.	15,609,000
100,000	[1]	FTI Consulting, Inc.	10,997,000
253,300	[1]	Generac Holdings, Inc.	62,418,186
619,700		HEICO Corp.	72,963,478
360,000		IHS Markit Ltd.	31,348,800
1,410,000	[1]	Mercury Systems, Inc.	100,194,600
186,700		Roper Technologies, Inc.	73,356,297
389,400		Trane Technologies PLC	55,820,490
687,000	[1]	Trex Co., Inc.	63,045,990
236,600		United Parcel Service, Inc.	36,673,000
270,000		Verisk Analytics, Inc.	49,545,000
227,500	[1]	XPO Logistics, Inc.	25,118,275
		TOTAL	776,126,660
		Information Technology—19.9%
44,408	[1]	Adobe, Inc.	20,373,058
1,255,000	[1]	Advanced Micro Devices, Inc.	107,478,200
14,596	[1]	Affirm Holdings, Inc.	1,453,616
189,500	[1]	Ansys, Inc.	67,153,115
272,700	[1]	Coupa Software, Inc.	84,501,549
97,500	[1]	DocuSign, Inc.	22,706,775
324,725	[1]	Envestnet, Inc.	24,916,149
190,300	[1,2]	Everbridge, Inc.	25,296,579
1,059,322	[1,3,4]	Expand Networks Ltd.	0
291,400		Fidelity National Information Services, Inc.	35,976,244
1,345,000	[1,2]	GDS Holdings Ltd., ADR	139,288,200

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
268,000	[1]	GoDaddy, Inc.	$21,059,440
1,350,000		Marvell Technology Group Ltd.	69,471,000
1,959,459	[2]	McAfee Corp.	36,935,802
565,973	[1,2]	Medallia, Inc.	23,487,880
1,725,000	[1]	Nexi SpA	30,629,762
643,000	[1]	Nuance Communications, Inc.	29,282,220
1,794,674	[1,2]	PagSeguro Digital Ltd.	87,849,292
500,000	[1]	Q2 Holdings, Inc.	63,995,000
1,000,000	[1]	Qualtrics International, Inc.	44,000,000
1,185,000	[1]	Radware Ltd.	33,594,750
560,000	[1]	Rapid7, Inc.	48,619,200
171,500	[1]	RealPage, Inc.	14,846,755
100,000	[1]	Salesforce.com, Inc.	22,556,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
251,887	[1]	ServiceNow, Inc.	136,814,943
209,000	[1]	Shopify, Inc.	229,605,310
375,000	[1,2]	Splunk, Inc.	61,886,250
175,500	[1]	Tyler Technologies, Inc.	74,199,645
58,339	[1,2]	Unity Software, Inc.	8,740,349
410,500	[1]	Workday, Inc.	93,401,065
		TOTAL	1,660,118,148
		Materials—6.2%
1,650,000	[4]	Agnico Eagle Mines Ltd.	115,252,500
430,733		B2Gold Corp.	2,128,823
412,400		Ball Corp.	36,299,448
3,080,000		Barrick Gold Corp.	68,899,600
165,000		Franco-Nevada Corp.	19,655,484
1,570,000		Newmont Corp.	93,572,000
155,371	[2]	Osisko Gold Royalties Ltd.	1,740,155
430,000		Scotts Miracle-Gro Co.	95,206,300
129,287		Sherwin-Williams Co.	89,440,747
		TOTAL	522,195,057
		Real Estate—1.2%
671,600		Americold Realty Trust	23,445,556
185,900		Crown Castle International Corp.	29,606,434
650,000		MGM Growth Properties LLC	20,247,500
270,000		Ryman Hospitality Properties	17,509,500
433,600		STAG Industrial, Inc.	12,921,280
		TOTAL	103,730,270
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,504,016,047)	7,453,724,494
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.3%
		Health Care—0.3%
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	1,192,438
801,900	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	1,651,914
3,445,000	[1]	ContraFect Corp., Warrants 7/20/2022	149,513
1,735,000	[1]	ContraFect Corp., Warrants 7/27/2021	0
377,500	[1]	Dynavax Technologies Corp., Warrants 2/12/2022	1,314,681

Shares			Value
		WARRANTS—continued
		Health Care—continued
170,300	[1]	Immatics N.V., Warrants	$446,186
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	3,202,377
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	12,743,820
853,000	[1]	Scynexis, Inc., Warrants 12/21/2021	3,086,666
1,017,000	[1]	Scynexis, Inc., Warrants 3/8/2023	124,481
848,250	[1]	Scynexis, Inc., Warrants 4/6/2021	933
853,000	[1]	Scynexis, Inc., Warrants 5/21/2024	1,939,893
		TOTAL WARRANTS (IDENTIFIED COST $11,218,726)	25,852,902
		INVESTMENT COMPANIES—17.3%
93,384,932		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	93,384,932
1,351,912,902		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[5]	1,352,318,476
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,445,221,383)	1,445,703,408
		TOTAL INVESTMENT IN SECURITIES—106.7% (IDENTIFIED COST $4,965,456,157)	8,925,280,804
		OTHER ASSETS AND LIABILITIES - NET—(6.7)%[6]	(561,456,413)
		TOTAL NET ASSETS—100%	$8,363,824,391

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 1/31/2021	Shares Held as of 1/31/2021	Dividend Income*
Financials:
Hamilton Lane Alliance Holdings I, Inc.	$—	$10,315,400	$—	$214,600	$—	$10,530,000	1,000,000	$—
Health Care:
Akouos, Inc.	$21,966,938	$—	$—	$(3,949,749)	$—	$18,017,189	1,131,733	$—
Albireo Pharma, Inc	$44,395,452	$—	$—	$7,188,237	$—	$51,583,689	1,406,700	$—
Alector, Inc.	$14,115,000	$12,457,851	$—	$13,020,852	$—	$39,593,703	2,351,170	$—
Amphastar Pharmaceuticals, Inc.	$24,814,379	$—	$—	$(1,786,028)	$—	$23,028,351	1,266,686	$—
Arcturus Therapeutics Holdings, Inc.	$29,744,000	$86,652,651	$—	$21,277,349	$—	$137,674,000	1,900,000	$—
Calithera Biosciences, Inc.	$11,982,900	$—	$—	$(2,267,950)	$—	$9,714,950	3,385,000	$—
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	$264,691	$—	$—	$927,747	$—	$1,192,438	421,550	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	$292,132	$—	$—	$1,359,782	$—	$1,651,914	801,900	$—
ContraFect Corp., Warrants 7/20/2022	$274,567	$—	$—	$(125,054)	$—	$149,513	3,445,000	$—
ContraFect Corp., Warrants 7/27/2021	$32,618	$—	$—	$(32,618)	$—	$—	1,735,000	$—
Dynavax Technologies Corp.	$22,193,500	$580,456	$—	$15,497,753	$—	$38,271,709	6,065,247	$—
Dynavax Technologies Corp., Warrants 2/12/2022	$699,017	$—	$—	$615,664	$—	$1,314,681	377,500	$—
Frequency Therapeutics, Inc.	$16,847,600	$—	$—	$13,174,700	$—	$30,022,300	770,000	$—
Frequency Therapeutics, Inc.	$4,502,904	$—	$—	$3,521,238	$—	$8,024,142	205,800	$—
Gamida Cell Ltd.	$15,120,381	$15,250,129	$—	$9,293,540	$—	$39,664,050	4,915,000	$—
Merus NV	$16,545,288	$—	$—	$20,837,825	$—	$37,383,113	1,358,398	$—
Minerva Neurosciences, Inc.	$16,692,000	$—	$—	$(104,000)	$—	$16,588,000	5,200,000	$—
Molecular Partners AG	$17,105,796	$—	$—	$2,030,178	$—	$19,135,974	781,736	$—
Otonomy, Inc.	$7,518,000	$5,005,022	$—	$226,978	$—	$12,750,000	3,000,000	$—
Rezolute, Inc.	$12,003,840	$—	$—	$(2,278,110)	$—	$9,725,730	609,000	$—
Rezolute, Inc., Warrants 10/8/2027	$3,621,289	$—	$—	$(418,912)	$—	$3,202,377	200,970	$—
Rhythm Pharmaceuticals, Inc.	$21,457,912	$—	$—	$9,649,472	$—	$31,107,384	1,013,600	$—
Scynexis, Inc.	$2,271,303	$—	$—	$1,611,222	$—	$3,882,525	519,749	$—
Scynexis, Inc., Warrants 3/8/2023	$35,290	$—	$—	$89,191	$—	$124,481	1,017,000	$—
Scynexis, Inc., Warrants 4/6/2021	$254	$—	$—	$679	$—	$933	848,250	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
TransMedics Group, Inc.**	$2,885,275	$—	$(8,540)	$2,595,622	$(168)	$5,472,189	240,219	$—
Ultragenyx Pharmaceutical, Inc.	$196,527,750	$—	$—	$74,484,995	$—	$271,012,745	1,955,500	$—
UniQure N.V.	$75,604,100	$9,087,320	$—	$(10,330,420)	$—	$74,361,000	2,100,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$579,514,176	$139,348,829	$(8,540)	$176,324,783	$(168)	$895,179,080	50,981,726	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2021, the Fund no longer has ownership of at least 5% voting share.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$90,016,791	$1,784,982,948	$1,874,999,739
Purchases at Cost	$326,326,583	$786,925,883	$1,113,252,466
Proceeds from Sales	$(322,958,442)	$(1,219,474,662)	$(1,542,433,104)
Change in Unrealized Appreciation/Depreciation	N/A	$(158,308)	$(158,308)
Net Realized Gain/(Loss)	N/A	$42,615	$42,615
Value as of 1/31/2021	$93,384,932	$1,352,318,476	$1,445,703,408
Shares Held as of 1/31/2021	93,384,932	1,351,912,902	1,445,297,834
Dividend Income	N/A	$300,006	$300,006

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$484,052,502	$493,227,630

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2021, these restricted securities amounted to $115,866,642, which represented 1.4% of total net assets.

Additional information on restricted securities held at January 31, 2021, is as follows:
Security	Acquisition Date	Cost	Value
Agnico Eagle Mines Ltd.	12/26/2018	$6,446,178	$115,252,500
Apollo Investment Fund V	5/18/2001	$0	$86,204
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$224,731
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$303,207
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0

5	7-day net yield.
6
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,409,321,929	$—	$614,142	$5,409,936,071
International	1,382,730,539	661,057,884	—	2,043,788,423
Preferred Stock
Domestic	—	—	0	0
Debt Securities:
Warrants	—	25,852,902	—	25,852,902
Investment Companies	1,445,703,408	—	—	1,445,703,408
TOTAL SECURITIES	$8,237,755,876	$686,910,786	$614,142	$8,925,280,804

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt